Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2021
Intangible assets, net
Schedule of intangible assets

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020

Land use rights	$409,775	$586,795
Less: accumulated amortization	(96,297)	(148,806)
Net intangible assets	$313,478	$437,989
Less: intangible assets, net - discontinued operations	(313,478)	(437,989)
Intangible assets, net - continuing operations	$—	$—

Schedule of estimated amortization

The estimated amortization is as follows:

Estimated
Twelve months ending June 30,	amortization expense
2022	$7,992
2023	7,992
2024	7,992
2025	7,992
2026	7,992
Thereafter	273,518
Total	$313,478
Less: estimated amortization - discontinued operations	(313,478)
Estimated amortization - continuing operations	—